GOODWILL AND OTHER INTANGIBLES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Goodwill [Line Items]
Amortization expense	$ 24	$ 26
Agriculture
Goodwill [Line Items]
Percentage of fair value in excess of carrying value			143.00%
Construction
Goodwill [Line Items]
Percentage of fair value in excess of carrying value			28.00%
Commercial and Specialty Vehicles
Goodwill [Line Items]
Percentage of fair value in excess of carrying value			43.00%